Vessels, net (Details Narrative) $ in Thousands		1 Months Ended		3 Months Ended			4 Months Ended		5 Months Ended	6 Months Ended			7 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended			12 Months Ended
	Jan. 13, 2021 USD ($)	Feb. 10, 2021 USD ($)	Jan. 28, 2021 USD ($)	Mar. 30, 2021 USD ($)	Mar. 25, 2021 USD ($)	Mar. 21, 2019 USD ($)	May 10, 2021 USD ($)	Apr. 23, 2019 USD ($)	Jun. 04, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 29, 2020 USD ($)	Aug. 13, 2021 USD ($)	Jul. 31, 2021 USD ($)	Aug. 16, 2021 USD ($)	Sep. 30, 2020 USD ($)	Oct. 29, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 10, 2020 USD ($)	Nov. 30, 2020 USD ($)	Dec. 13, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 16, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																						$ 121,080	$ 8,183	$ 5,978
Property, Plant and Equipment, Net																						2,852,570	1,041,138
Gain (Loss) on Disposition of Property Plant Equipment																						33,625	0	0
Asset Impairment Charges																						0	71,577	36,680
Navios Azimuth [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built										2011
Vessel type										Capesize
Vessel capacity in DWT										179,169
Property, Plant and Equipment, Additions										$ 30,003
Capitalized expenses										$ 3
Navios Ray [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built											2012
Vessel type											Capesize
Vessel capacity in DWT											179,515
Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built											2009
Vessel type											Capesize
Vessel capacity in DWT											180,022
Navios Ray and Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions											$ 58,000
Navios Koyo [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built									2011
Vessel type									Capesize
Vessel capacity in DWT									181,415
Property, Plant and Equipment, Additions									$ 28,567
Capitalized expenses									$ 67
Ete N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2012
Vessel type							Containership
Vessel capacity in TEU							2,782
Fleur N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2012
Vessel type							Containership
Vessel capacity in TEU							2,782
Spectrum N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2009
Vessel type							Containership
Vessel capacity in TEU							2,546
Ete N, Fleur N and Spectrum N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions							$ 55,500
Navios Avior [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built				2012
Vessel type				Panamax
Vessel capacity in DWT				81,355
Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Vessel year built				2012
Vessel type				Panamax
Vessel capacity in DWT				81,472
Capitalized expenses				$ 70
Navios Avior and Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions				$ 39,320
Navios Gem [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																2014
Vessel type																Capesize
Vessel capacity in DWT																181,336
Navios Victory [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																2014
Vessel type																Panamax
Vessel capacity in DWT																77,095
Navios Gem and Navios Victory [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions																$ 51,000
Five drybulk vessels, three Panamax vessels and two Ultra-Handymax vessels [Member] | Upon Europe II liquidation [member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions												$ 56,050
Drybulk vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions																									$ 40,379
Number of vessels acquired																									4
Proceeds from Lines of Credit																									$ 37,000
Three Sub-Panamax and Two Panamax Containerships [Member] | Upon Europe I Liquidation [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions																					$ 56,083
Navios Altair I [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																	2006
Vessel capacity in DWT																	74,475
Proceeds from Sale of Property, Plant, and Equipment																	$ 13,465
Dry dock and special survey costs, net																	29
Property, Plant and Equipment, Net																	$ 10,189
Harmony N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built															2006
Vessel capacity in TEU															2,824
Proceeds from Sale of Property, Plant, and Equipment															$ 28,420
Navios Azalea [Member]
Property, Plant and Equipment [Line Items]
Vessel year built													2005
Vessel capacity in DWT													74,759
Proceeds from Sale of Property, Plant, and Equipment													$ 12,610
Dry dock and special survey costs, net													777
Property, Plant and Equipment, Net													$ 10,137
Navios Dedication [Member]
Property, Plant and Equipment [Line Items]
Vessel year built														2008
Vessel capacity in TEU														4,250
Proceeds from Sale of Property, Plant, and Equipment														$ 33,893
Joie N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2011
Vessel capacity in DWT					56,557
Proceeds from Sale of Property, Plant, and Equipment					$ 8,190
Castor N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2007
Vessel capacity in TEU		3,091
Proceeds from Sale of Property, Plant, and Equipment		$ 8,869
Castor N [Member] | Memorandum Of Agreement [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges																							2,026
Sale price																				$ 8,869
Solar N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built			2006
Vessel capacity in TEU			3,398
Proceeds from Sale of Property, Plant, and Equipment			$ 11,074
Esperanza N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built	2008
Vessel capacity in TEU	2,007
Proceeds from Sale of Property, Plant, and Equipment	$ 4,559
Esperanza N [Member] | Memorandum Of Agreement [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges																							1,780
Sale price																		$ 4,559
Navios Soleil [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																			$ 8,183
Dry dock and special survey costs, net																			3,108
Property, Plant and Equipment, Net																			18,163
Asset Impairment Charges																			$ 9,980
Navios Galaxy I [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment								$ 5,978
Asset Impairment Charges								$ 7,345
Navios Galaxy I [Member] | Memorandum Of Agreement [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges																								$ 7,345
Sale price						$ 5,978
Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Water and Waste Water Systems																						$ 11,408	$ 3,366